[LOGO]USAA(R)

                             USAA VIRGINIA BOND Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                     [GRAPHIC]
                             NONE OF THE INCOME FROM OUR
                          TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]                  SUBJECT TO THE AMT...A COMMITMENT
                           WE PLAN TO KEEP IN THE FUTURE.
                                     [GRAPHIC]
--------------------------------------------------------------------------------

                At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

                If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

                Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

                On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

                Sincerely,

                /s/ Christopher W. Claus

                Christopher W. Claus
                President and Vice Chairman of the Board

                PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

                USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
---------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY             2

FINANCIAL INFORMATION

  Distributions to Shareholders                       12

  Independent Auditors' Report                        13

  Portfolio of Investments                            14

  Notes to Portfolio of Investments                   22

  Financial Statements                                23

  Notes to Financial Statements                       26

DIRECTORS' INFORMATION                                33

     THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

     USAA with the eagle is registered in the U.S. Patent & Trademark Office.
     (C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA VIRGINIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                Invests principally in long-term, investment-grade Virginia tax-exempt securities.

---------------------------------------------------------------------------------------------
                                                              3/31/02            3/31/01
---------------------------------------------------------------------------------------------
 Net Assets                                               $466.7 Million      $432.0 Million
 Net Asset Value Per Share                                    $11.08              $11.29
 Tax-Exempt Dividends Per Share Last 12 Months                $0.549              $0.586
 Capital Gain Distributions Per Share Last 12 Months            --                  --

---------------------------------------------------------------------------------------------
                            30-DAY SEC YIELD* AS OF 3/31/02
---------------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                       4.49%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS--PERIODS ENDING MARCH 31, 2002

-------------------------------------------------------------------------------------
                TOTAL RETURN        =        DIVIDEND RETURN     +     PRICE CHANGE
-------------------------------------------------------------------------------------
 10 YEARS           6.36%           =             5.70%          +         0.66%
  5 YEARS           5.72%           =             5.43%          +         0.29%
  1 YEAR            3.02%           =             4.88%          +        -1.86%


 ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2002

                                    [CHART]


TOTAL RETURN:
----------------------

3/31/1993       12.61%
3/31/1994        2.69%
3/31/1995        6.61%
3/31/1996        7.57%
3/31/1997        5.82%
3/31/1998       11.13%
3/31/1999        5.62%
3/31/2000       -2.00%
3/31/2001       11.45%
3/31/2002        3.02%

DIVIDEND RETURN:
----------------------

3/31/1993        6.46%
3/31/1994        5.39%
3/31/1995        6.14%
3/31/1996        5.99%
3/31/1997        5.91%
3/31/1998        5.91%
3/31/1999        5.36%
3/31/2000        5.20%
3/31/2001        5.84%
3/31/2002        4.88%

CHANGE IN SHARE PRICE:
----------------------

3/31/1993        6.15%
3/31/1994       -2.70%
3/31/1995        0.47%
3/31/1996        1.58%
3/31/1997       -0.09%
3/31/1998        5.22%
3/31/1999        0.26%
3/31/2000       -7.20%
3/31/2001        5.61%
3/31/2002       -1.86%




                TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                          [CHART]

                              12-MONTH DIVIDEND YIELD COMPARISON
                              -----------------------------------

             USAA VIRGINIA BOND FUND         LIPPER VIRGINIA MUNICIPAL DEBT FUNDS AVERAGE
             -----------------------         --------------------------------------------
3/31/93               5.75                                      5.58
3/31/94               5.77                                      5.41
3/31/95               5.8                                       5.14
3/31/96               5.77                                      4.96
3/31/97               5.8                                       4.91
3/31/98               5.4                                       4.62
3/31/99               5.24                                      4.47
3/31/00               5.55                                      4.71
3/31/01               5.22                                      4.51
3/31/02               4.94                                      4.4

                THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/93 TO 3/31/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                        [CHART]

                           CUMULATIVE PERFORMANCE COMPARISON
                           ---------------------------------

             USAA VA     LEHMAN BROS MUNI     LIPPER VA MUNI      LIPPER VA MUNI
            BOND FUND       BOND INDEX        DEBT FUNDS AVG     DEBT FUNDS INDEX
            ---------    ----------------     --------------    ----------------
Mar-92      10000.00        10000.00             10000.00          10000.00
Apr-92      10089.44        10088.94             10086.89          10084.93
May-92      10222.60        10207.75             10218.11          10214.83
Jun-92      10402.09        10378.84             10388.45          10382.69
Jul-92      10742.63        10690.14             10759.66           10752.4
Aug-92      10601.54        10585.92             10609.59          10608.51
Sep-92      10634.00        10655.17             10643.11          10647.48
Oct-92      10411.01        10550.28             10435.92          10448.64
Nov-92      10700.96        10739.36             10726.31          10731.41
Dec-92      10842.60        10849.01             10857.36          10862.31
Jan-93      10971.23        10975.29             10985.03          10986.21
Feb-93      11344.06        11372.12             11375.66           11372.9
Mar-93      11260.71        11251.95             11243.12          11236.01
Apr-93      11374.61        11365.33             11371.57           11368.9
May-93      11428.38        11429.15             11435.75          11442.84
Jun-93      11661.58        11620.27             11651.13          11656.67
Jul-93      11672.09        11635.21             11650.24          11655.67
Aug-93      11892.33        11877.59             11900.03          11903.48
Sep-93      12028.86        12013.04             12051.19          12052.36
Oct-93      12089.20        12036.12             12069.23          12069.34
Nov-93      11961.40        11929.87             11945.66          11953.44
Dec-93      12216.16        12181.75             12188.12          12184.25
Jan-94      12355.25        12320.93             12328.59          12328.14
Feb-94      12067.90        12001.83             12011.23          12011.39
Mar-94      11563.53        11513.00             11507.32           11503.8
Apr-94      11615.96        11610.77             11547.51          11539.77
May-94      11650.77        11711.25             11637.24          11634.69
Jun-94      11563.99        11639.62             11542.52          11555.75
Jul-94      11770.51        11853.15             11742.61          11755.59
Aug-94      11820.50        11894.22             11780.87          11791.57
Sep-94      11645.56        11719.74             11600.62          11607.71
Oct-94      11404.20        11511.64             11385.29          11391.89
Nov-94      11139.67        11303.21             11143.19          11143.09
Dec-94      11444.34        11552.04             11426.43          11437.85
Jan-95      11844.59        11882.34             11764.28          11770.58
Feb-95      12211.08        12227.92             12102.84           12126.3
Mar-95      12328.26        12368.46             12211.93          12229.22
Apr-95      12339.17        12383.05             12213.59          12236.21
May-95      12692.31        12778.19             12592.25          12605.92
Jun-95      12580.21        12666.51             12463.05          12476.02
Jul-95      12665.44        12786.34             12539.97          12555.96
Aug-95      12809.38        12948.61             12675.64          12682.85
Sep-95      12869.57        13030.42             12746.75           12755.8
Oct-95      13087.57        13219.84             12953.86          12971.62
Nov-95      13304.49        13439.47             13193.93          13219.42
Dec-95      13398.82        13568.47             13334.81          13365.31
Jan-96      13525.27        13670.99             13411.60          13436.25
Feb-96      13431.92        13578.65             13298.47          13325.34
Mar-96      13261.34        13405.19             13102.69          13116.82
Apr-96      13231.59        13367.17             13051.42          13069.22
May-96      13246.89        13362.07             13071.26          13100.91
Jun-96      13404.90        13507.71             13204.65           13232.4
Jul-96      13522.56        13629.91             13322.15          13357.97
Aug-96      13513.83        13626.86             13312.83          13337.04
Sep-96      13767.61        13817.30             13508.31          13541.31
Oct-96      13907.92        13973.45             13635.97          13667.44
Nov-96      14134.65        14229.41             13867.25          13893.61
Dec-96      14076.73        14169.32             13805.42           13832.1
Jan-97      14091.85        14196.14             13804.63          13826.72
Feb-97      14209.31        14326.50             13919.54          13938.26
Mar-97      14032.91        14135.38             13748.22          13766.06
Apr-97      14176.87        14253.85             13875.33          13897.31
May-97      14409.93        14468.39             14072.44           14094.5
Jun-97      14543.93        14622.51             14213.77          14233.68
Jul-97      14963.55        15027.50             14615.85           14633.2
Aug-97      14817.81        14886.62             14467.07          14484.29
Sep-97      14995.29        15063.14             14628.63          14646.31
Oct-97      15076.84        15160.23             14725.45          14742.66
Nov-97      15194.02        15249.51             14815.64          14831.21
Dec-97      15413.99        15471.86             15025.71          15039.65
Jan-98      15521.41        15631.41             15154.35          15165.57
Feb-98      15549.30        15636.16             15151.42          15165.45
Mar-98      15594.36        15650.08             15176.43          15195.86
Apr-98      15500.76        15579.47             15097.23          15114.24
May-98      15743.19        15825.92             15336.17          15352.01
Jun-98      15830.73        15888.38             15394.05          15411.03
Jul-98      15873.38        15928.10             15420.29          15443.01
Aug-98      16108.94        16174.21             15653.43          15673.76
Sep-98      16303.65        16375.85             15830.99          15854.79
Oct-98      16232.35        16375.51             15787.39          15804.45
Nov-98      16331.85        16432.88             15840.08           15869.8
Dec-98      16345.34        16474.30             15869.56          15897.69
Jan-99      16510.04        16670.17             16036.27          16056.39
Feb-99      16437.70        16597.52             15953.90          15978.43
Mar-99      16470.72        16620.27             15961.70           15983.5
Apr-99      16527.17        16661.68             16010.30          16034.23
May-99      16419.07        16565.27             15907.79          15929.53
Jun-99      16194.61        16326.97             15674.44          15707.56
Jul-99      16205.99        16386.38             15701.29          15731.23
Aug-99      16003.34        16255.00             15521.10          15558.72
Sep-99      15944.43        16261.79             15486.24          15521.39
Oct-99      15660.28        16085.61             15247.38          15281.53
Nov-99      15767.12        16256.70             15395.04          15424.53
Dec-99      15588.22        16135.51             15245.15          15274.34
Jan-00      15498.36        16065.24             15138.77          15171.53
Feb-00      15796.63        16251.95             15335.77          15373.54
Mar-00      16141.18        16607.03             15695.47          15704.48
Apr-00      16060.05        16508.92             15608.57          15619.97
May-00      15958.31        16423.04             15494.04          15514.82
Jun-00      16399.16        16858.23             15888.87          15904.44
Jul-00      16658.46        17092.80             16109.48          16123.33
Aug-00      16903.11        17356.23             16357.15          16363.94
Sep-00      16837.57        17265.93             16268.60          16281.69
Oct-00      16993.82        17454.33             16429.91          16433.94
Nov-00      17148.37        17586.39             16537.53          16536.29
Dec-00      17642.49        18020.90             16964.42          16953.57
Jan-01      17707.82        18199.46             17064.15          17061.56
Feb-01      17831.87        18257.17             17152.19          17163.06
Mar-01      17984.72        18420.79             17304.44          17308.65
Apr-01      17713.07        18221.19             17086.60          17096.96
May-01      17900.17        18417.40             17270.72          17282.66
Jun-01      18069.64        18540.63             17401.11          17412.74
Jul-01      18374.46        18815.26             17650.67          17653.87
Aug-01      18675.85        19125.19             17931.76           17935.2
Sep-01      18468.33        19061.03             17797.78          17794.81
Oct-01      18693.76        19288.13             18007.43          18003.39
Nov-01      18559.34        19125.53             17859.75          17855.05
Dec-01      18400.24        18944.60             17675.64          17694.25
Jan-02      18652.27        19273.20             17933.74          17935.97
Feb-02      18908.02        19505.39             18154.59          18158.79
Mar-02      18530.86        19123.16             17818.99           17829.4

                         DATA FROM 3/31/92 THROUGH 3/31/02.

                See the following page for benchmark definitions.

                NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

                     - The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                     - The Lipper Virginia Municipal Debt Funds Average, an
                       average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                     - The Lipper Virginia Municipal Debt Funds Index, which
                       tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  CoMMENTARY on the Fund

[PHOTO]             Robert R. Pariseau, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE PERIOD ?

                Your USAA Virginia Bond Fund provided a total return of 3.02% vs. an average of 2.81% for the 37 funds in the Lipper Virginia Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.94%, well above the 4.40% Lipper category average yield.

[LOGO]LIPPER
 CONSISTENT       Lipper named the Fund a Lipper Leader for consistent return
   RETURN         within the Lipper Virginia Municipal Debt Funds category for the three-year period ending March 31, 2002.

                PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS FOR THE THREE YEARS ENDED MARCH 31, 2002. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. TWENTY PERCENT OF FUNDS ANALYZED ARE NAMED LIPPER LEADERS FOR CONSISTENT RETURN.

                THE USAA VIRGINIA BOND FUND WAS RATED AMONG 36 VIRGINIA MUNICIPAL DEBT FUNDS FOR THE THREE-YEAR PERIOD. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS. ALL RIGHTS RESERVED.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                         *   *   *   *

                THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING OF 4 STARS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE PERIOD ENDING MARCH 31, 2002.

WHAT RELEVANT MARKET CONDITIONS MARKED THE PERIOD FROM MARCH 31, 2001, TO MARCH 31, 2002?

                The Federal Reserve Board (the Fed), concerned about declining employment and reduced capital investment, aggressively cut short-term interest rates throughout the period. Long-term rates fell until mid-November, when the financial markets sensed an economic rebound. Interest rates then began to climb, especially in the short and intermediate maturities, in anticipation of an end to the Fed's "easy money" policy.

WHAT WERE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

                Virginia benefits from an extremely well-diversified and robust economy and has substantial budget reserves. Like other states, Virginia is struggling through the recession and its effect on general fund revenues. To balance the budget, the Legislature has reduced spending, improved tax receipts, and postponed tax relief. Virginia continues to earn a AAA rating from Moody's

                PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR MORNINGSTAR RATING METRICS. THE USAA VIRGINIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME PERIODS: 1,658 FUNDS IN THE LAST THREE YEARS, 1,507 FUNDS IN THE LAST FIVE YEARS, AND 505 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA VIRGINIA BOND FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS, 5 STARS, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                Investors Service, Standard & Poor's, and Fitch Ratings. We will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

                My goal is to produce a high level of tax-exempt income over a three- to five-year investment horizon--with the best after-tax total return. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. During the period, I shortened the Fund' s weighted average maturity in anticipation of rising interest rates. I improved the Fund's average credit quality by buying more insured and AAA-rated bonds. As the economy improves, I plan to purchase selected medium-grade securities (BBB-rated and A-rated) at attractive yields.

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

                The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low-income housing.
                A municipal default is unusual because:

                      - Most municipal revenues are relatively stable and
                        predictable.

                      - Municipals have much lower event risk. Cities don't
                        make leveraged buyouts.

                      - The annual budget and debt issuance are scrutinized by
                        rival politicians, news media, and taxpayer groups.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT IS THE OUTLOOK?

                The Fed may begin to raise short-term rates by summertime. Although most inflation indicators are benign, the jump in energy prices is a concern and the Middle East conflict presents additional uncertainty. If the credit markets believe that inflation is contained, longer-term bonds may perform relatively well while the Fed raises short-term rates.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Virginia Bond Fund's closing 30-day SEC yield of 4.49%, and assuming a Virginia state tax rate of 5.75%
and marginal federal tax rates of:             27.00%   30.00%   35.00%   38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:            6.53%    6.81%    7.33%    7.76%

                This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                                     [CHART]

                              PORTFOLIO RATINGS MIX
                                     3/31/02
                                     -------

               A                                        12%
               AA                                       44%
               AAA                                      36%
               BB                                        1%
               BBB                                       6%
               Cash Equivalents                          1%

                The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category BBB account for 0.9% of the Fund's investments and are included in the appropriate category above.

                YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA VIRGINIA BOND FUND

                The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

13

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                USAA VIRGINIA BOND FUND

                We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Virginia Bond Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Virginia Bond Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

                San Antonio, Texas
                May 3, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA VIRGINIA BOND FUND
March 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                (PRE)   Prerefunded to a date prior to maturity.
                (LOC)   Enhanced by a bank letter of credit.
                (NBGA)  Enhanced by a nonbank guarantee agreement.
                (INS)   Scheduled principal and interest payments are
                        insured by:
                        (1)  MBIA, Inc.
                        (2)  AMBAC Financial Group, Inc.
                        (3)  Financial Guaranty Insurance Co.
                        (4)  Financial Security Assurance Holdings Ltd.
                        (5)  Radian Asset Assurance, Inc.

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                BAN     Bond Anticipation Note
                GO      General Obligation
                IDA     Industrial Development Authority/Agency
                MFH     Multifamily Housing
                MLO     Municipal Lease Obligation
                PCRB    Pollution Control Revenue Bond
                RB      Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                             RATE         MATURITY        VALUE
------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.9%)

               VIRGINIA (92.3%)
               Abingdon Town IDA Hospital RB,
 $  3,305        Series 1998                                        5.25%       7/01/2016      $ 3,216
    2,610        Series 1998                                        5.38        7/01/2028        2,486
    2,505      Alexandria IDA Educational Facilities, RB
                 Series 1999                                        5.88        1/01/2023        2,600
               Alexandria IDA RB,
    5,755        Series 2000A (INS)(2)                              5.90       10/01/2020        6,157
   12,480        Series 2000A (INS)(2)                              5.90       10/01/2030       13,248
    3,280      Arlington County IDA RB,
                 Series 1997A                                       5.45        7/01/2027        3,313
    3,910      Arlington County Public Improvement Bonds,
                 Series 2001                                        5.00        2/01/2020        3,866
               Biotechnology Research Park Auth. MLO RB,
    3,215        Series 2001                                        5.00        9/01/2017        3,189
    7,815        Series 2001                                        5.00        9/01/2021        7,620
    1,500      Bristol GO Utility System RB,
                 Series 2002 (INS)(4)                               5.00       11/01/2024        1,452
               Bristol Utility Systems RB,
      675        Series 2001 (INS)(4)                               4.35        7/15/2010          673
      750        Series 2001 (INS)(4)                               4.40        7/15/2011          746
    1,000        Series 2001 (INS)(4)                               4.60        7/15/2012        1,003
    1,500        Series 2001 (INS)(4)                               5.00        7/15/2021        1,465
               Chesterfield County Health Center
                 Commission Mortgage RB,
    1,500        Series 1996                                        5.95       12/01/2026        1,525
   12,195        Series 1996                                        6.00        6/01/2039       12,370
               College Building Auth. Educational
                 Facilities RB,
    2,885        Series 1992 (PRE)                                  6.63        5/01/2013        2,955
    1,390        Series 2000 (Hampton Univ.)                        5.80        4/01/2016        1,474
    1,000        Series 2000 (Hampton Univ.)                        6.00        4/01/2020        1,058
    6,215        Series 2000A                                       5.00        9/01/2019        6,147
    6,530        Series 2000A                                       5.00        9/01/2020        6,449
    3,375        Series 2001A                                       5.00        9/01/2017        3,366
    3,540        Series 2001A                                       5.00        9/01/2018        3,503
    3,720        Series 2001A                                       5.00        9/01/2019        3,658

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON            FINAL        MARKET
   AMOUNT      SECURITY                                             RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
               Commonwealth Transportation Board RB,
 $  2,600        Series 1997C (Route 58 Corridor)                   5.13%       5/15/2019      $  2,597
    5,000        Series 1999B (Route 58 Corridor)                   5.50        5/15/2020         5,142
    2,150        Series 1999B (Route 58 Corridor)                   5.50        5/15/2022         2,202
    2,395        Series 2001A (Northern Virginia)                   5.25        5/15/2016         2,459
    2,520        Series 2001A (Northern Virginia)                   5.25        5/15/2017         2,567
    2,655        Series 2001A (Northern Virginia)                   5.25        5/15/2018         2,690
    3,000      Covington IDA RB, Series 1994                        6.65        9/01/2018         3,122
    2,145      Danville GO, Series 2001 (INS)(4)                    4.20        8/01/2011         2,102
               Danville IDA Hospital RB,
    3,000        Series 1998 (INS)(2)                               5.20       10/01/2018         3,058
   12,795        Series 1998 (INS)(2)                               5.25       10/01/2028        12,815
    2,250      Emporia GO, Series 1995                              5.75        7/15/2015         2,320
   15,180      Fairfax County IDA RB, Series 1996                   6.00        8/15/2026        15,686
    2,000      Fairfax County Redevelopment and
                 Housing Auth. MFH RB, Series 1996A                 6.00       12/15/2028         2,071
   11,000      Fairfax County Sewer RB,
                 Series 1996 (INS)(1)                               5.88        7/15/2028        11,430
               Fairfax County Water Auth. RB,
    4,750        Series 1992                                        6.00        4/01/2022         5,064
    5,235        Series 2000                                        5.63        4/01/2025         5,438
    1,000        Series 2000                                        5.75        4/01/2030         1,049
   12,275      Fauquier County IDA Hospital RB,
                 Series 2002 (INS)(5)                               5.25       10/01/2025        11,849
    8,750      Galax IDA Hospital RB, Series 1995 (INS)(5)          5.75        9/01/2020         8,845
    1,000      Halifax County IDA Hospital RB,
                 Series 1998                                        5.25        9/01/2017           957
    1,255      Hampton Redevelopment and Housing
                 Auth. RB, Series 1996A                             6.00        1/20/2026         1,277
   12,185      Hanover County IDA Hospital RB,
                 Series 1995 (INS)(1)                               6.38        8/15/2018        13,925
               Henrico County IDA Residential and
                 Healthcare Facility RB,
    1,025        Series 1997                                        6.10        7/01/2020         1,030
    2,070        Series 1997                                        6.15        7/01/2026         2,077
    2,500      Henry County IDA Hospital RB,
                 Series 1997                                        6.00        1/01/2027         2,562
    6,000      Housing Development Auth. Commonwealth
                 Mortgage Bonds, Series 2001J,
                 Subseries J-1 (INS)1                               5.20        7/01/2019         5,983

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON            FINAL        MARKET
   AMOUNT      SECURITY                                             RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
               Housing Development Auth. MFH RB,
 $  5,810        Series 1982A(a)                                    5.59%      11/01/2017      $  1,331
    2,465        Series 1991F                                       7.10        5/01/2013         2,519
    3,500      Isle of Wight County IDA RB,
                 Series 2000A                                       5.85        1/01/2018         3,513
    2,000      Loudoun County IDA Hospital RB,
                 Series 1995 (INS)(4)                               5.80        6/01/2026         2,035
    1,545      Lynchburg GO Public Improvement BAN,
                 Series 2000                                        5.75        6/01/2030         1,619
    7,000      Metropolitan Washington Airports Auth. RB,
                 Series 1997A                                       5.38       10/01/2023         6,792
               Montgomery County IDA MLO RB,
    2,440        Series 2000B (INS)(2)                              5.50        1/15/2022         2,505
    2,450        Series 2001 (INS)(2)                               5.25        1/15/2015         2,531
    1,065        Series 2001 (INS)(2)                               5.25        1/15/2019         1,073
               Newport News GO,
    3,170        Series 2000A                                       5.75        5/01/2018         3,402
    6,750        Series 2000A                                       5.75        5/01/2020         7,161
    4,060        Series A, C                                        5.00        8/15/2021         3,973
    4,810      Norfolk Airport Auth. RB,
                 Series 2001A (INS)(3)                              5.00        7/01/2022         4,675
    1,850      Norfolk Redevelopment and Housing
                 Auth. RB, Series 1999                              5.50       11/01/2019         1,906
   11,000      Peninsula Ports Auth. RB,
                 Series 1992 (NBGA)                                 7.38        6/01/2020        11,239
    2,500      Prince William County IDA Hospital RB,
                 Series 1995 (PRE)                                  6.85       10/01/2025         2,817
    4,000      Prince William County Service Auth.
                 Water RB, Series 1999 (INS)(3)                     5.60        7/01/2024         4,125
    2,645      Public Building Auth. RB,
                 Series 2001A                                       5.00        8/01/2021         2,579
               Public School Auth. Financing Bonds,
    4,645        Series 1999B                                       6.00        8/01/2019         5,000
   10,585        Series 2000A                                       5.50        8/01/2020        10,900
    3,905        Series 2000B                                       5.00        8/01/2018         3,855
    6,300        Series 2000B                                       5.00        8/01/2019         6,182
    3,220        Series 2001A                                       5.00        8/01/2018         3,179
    7,170        Series 2001B                                       5.00        8/01/2015         7,259
               Resources Auth. Clean Water RB,
    1,790        Series 1999                                        5.63       10/01/2022         1,855
    6,700        Series 2000                                        5.38       10/01/2021         6,823

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON            FINAL        MARKET
   AMOUNT      SECURITY                                             RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
               Resources Auth. Infrastructure RB,
 $  1,265        Series 2001A (Pooled Water Loan)                   5.00%       5/01/2019      $  1,241
    1,435        Series 2001A (Pooled Water Loan)                   5.00        5/01/2021         1,399
               Resources Auth. Water and Sewer RB,
    7,210        Series 1996A (Suffolk)                             5.63        4/01/2027         7,393
    1,620        Series 1997 (Botetourt)                            5.30       11/01/2022         1,628
    2,270        Series 1998 (Frederick)                            5.20       10/01/2028         2,234
               Resources Auth. Water System RB, Gloucester,
    1,455        Series 2002                                        5.00        4/01/2014         1,491
    1,520        Series 2002                                        5.00        4/01/2015         1,544
    1,600        Series 2002                                        5.00        4/01/2016         1,612
    1,670        Series 2002                                        5.00        4/01/2017         1,666
    1,255        Series 2002                                        5.00        4/01/2018         1,242
    1,340        Series 2002                                        5.00        4/01/2019         1,318
               Richmond Convention Center Auth. RB,
    6,295        Series 2000                                        6.13        6/15/2020         6,654
   14,750        Series 2000                                        6.13        6/15/2025        15,530
   12,840      Richmond GO, Series 1999A (INS)(4)                   5.13        1/15/2024        12,609
    2,300      Richmond Metropolitan Auth. Expressway RB,
                 Series 1998 (INS)(3)                               5.25        7/15/2022         2,345
    4,250      Russell County IDA PCRB, Series 1990G                7.70       11/01/2007         4,314
    1,000      Virginia Beach Development Auth.
                 Residential and Health Care Facility RB,
                 Series 1997                                        6.15        7/01/2027         1,007
    7,610      Virginia Beach GO, Series 2000                       5.50        3/01/2020         7,865
    1,250      Virginia Beach Public Improvement Bonds,
                 Series 2001                                        5.00        6/01/2018         1,242
   10,395      Virginia Beach Water and Sewer System RB,
                 Series 2000                                        5.50        8/01/2025        10,599
    5,750      West Point IDA Solid Waste Disposal RB,
                 Series 1994B                                       6.25        3/01/2019         5,046
    6,000      Williamsburg Hospital Facilities IDA RB,
                 Series 1993                                        5.75       10/01/2022         5,925
      415      Winchester IDA Educational Facilities RB,
                 Series 1994 (INS)(5)                               6.75       10/01/2019           456

               PUERTO RICO (3.6%)
               Commonwealth GO,
    6,500        Series 2001 (INS)(4)                               5.00        7/01/2023         6,354
   10,000        Series 2001A (INS)(4)                              5.25        7/01/2020        10,290
                                                                                               --------
               Total fixed-rate instruments (cost: $438,553)                                    447,708
                                                                                               --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON            FINAL        MARKET
   AMOUNT      SECURITY                                             RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
               PUT BONDS (1.3%)

               VIRGINIA
 $  6,000      Henrico County Economic Development
                 Auth. RB, Series 2000 (cost: $6,000)               5.75%      11/15/2030      $  6,261
                                                                                               --------

               VARIABLE-RATE DEMAND NOTES (0.9%)

               VIRGINIA
      940      Greene County IDA RB, Series 2001 (LOC)              1.55        6/01/2026           940
    2,500      Peninsula Ports Auth. Coal Terminal RB,
                 Series 1987D (Dominion Terminal
                 Associates) (LOC)                                  1.50        7/01/2016         2,500
      600      Waynesboro IDA RB,
                 Series 1997 (LOC)                                  1.45       12/15/2028           600
                                                                                               --------
               Total variable-rate demand notes (cost: $4,040)                                    4,040
                                                                                               --------

               TOTAL INVESTMENTS (COST: $448,593)                                              $458,009
                                                                                               ========

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

General Obligation                                     21.5%
Hospital                                               19.2
Water/Sewer Utility                                    14.8
Education                                               6.4
Airport/Port                                            5.4
Sales Tax                                               4.8
Appropriated Debt                                       4.6
Nursing/CCRC                                            4.3
Miscellaneous                                           4.2
Special Assessment/Tax/Fee                              3.8
Paper Products                                          1.4
Multifamily Housing                                     1.3
Single-Family Housing                                   1.3
Escrowed Bonds                                          1.2
Paper Packaging                                         1.1
Other                                                   2.8
                                                       ----
Total                                                  98.1%
                                                       ====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, this security represented 0.3% of the Fund's net assets.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

ASSETS

   Investments in securities, at market value (identified cost of $448,593)     $458,009
   Cash                                                                              508
   Receivables:
      Capital shares sold                                                             44
      Interest                                                                     7,069
      Securities sold                                                              2,941
                                                                                --------
         Total assets                                                            468,571
                                                                                --------

LIABILITIES

   Securities purchased                                                              982
   Capital shares redeemed                                                           149
   USAA Investment Management Company                                                129
   USAA Transfer Agency Company                                                       15
   Accounts payable and accrued expenses                                              16
   Dividends on capital shares                                                       562
                                                                                --------
         Total liabilities                                                         1,853
                                                                                --------
            Net assets applicable to capital shares outstanding                 $466,718
                                                                                ========

REPRESENTED BY:

   Paid-in capital                                                              $462,626
   Accumulated net realized loss on investments                                   (5,324)
   Net unrealized appreciation of investments                                      9,416
                                                                                --------
            Net assets applicable to capital shares outstanding                 $466,718
                                                                                ========
   Capital shares outstanding                                                     42,141
                                                                                ========
   Authorized shares of $.01 par value                                           120,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  11.08
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA VIRGINIA BOND FUND
YEAR ENDED MARCH 31, 2002

NET INVESTMENT INCOME

   Interest income                                                                $ 24,376
                                                                                  --------
   Expenses:
     Management fees                                                                 1,473
     Administrative and servicing fees                                                 464
     Transfer agent's fees                                                             205
     Custodian's fees                                                                  102
     Postage                                                                            24
     Shareholder reporting fees                                                         28
     Directors' fees                                                                     4
     Registration fees                                                                   1
     Professional fees                                                                  33
     Other                                                                              18
                                                                                  --------
        Total expenses                                                               2,352
     Expenses paid indirectly                                                          (62)
                                                                                  --------
        Net expenses                                                                 2,290
                                                                                  --------
            Net investment income                                                   22,086
                                                                                  --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain                                                                 1,250
   Change in net unrealized appreciation/depreciation                              (10,213)
                                                                                  --------
            Net realized and unrealized loss                                        (8,963)
                                                                                  --------
   Increase in net assets resulting from operations                               $ 13,123
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA VIRGINIA BOND FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                           2002               2001
                                                                      ---------------------------
       Net investment income                                          $ 22,086           $ 21,495
       Net realized gain on investments                                  1,250              2,868
       Change in net unrealized appreciation/
          depreciation of investments                                  (10,213)            19,082
                                                                      ---------------------------
          Increase in net assets resulting from operations              13,123             43,445
                                                                      ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                           (22,086)           (21,495)
                                                                      ---------------------------

FROM CAPITAL SHARE TRANSACTIONS
       Proceeds from shares sold                                        65,962             51,697
       Dividend reinvestments                                           15,406             15,130
       Cost of shares redeemed                                         (37,734)           (33,946)
                                                                      ---------------------------
          Increase in net assets from capital share
             transactions                                               43,634             32,881
                                                                      ---------------------------
       Net increase in net assets                                       34,671             54,831

NET ASSETS
       Beginning of period                                             432,047            377,216
                                                                      ---------------------------
       End of period                                                  $466,718           $432,047
                                                                      ===========================

CHANGE IN SHARES OUTSTANDING
       Shares sold                                                       5,858              4,724
       Shares issued for dividends reinvested                            1,369              1,385
       Shares redeemed                                                  (3,357)            (3,111)
                                                                      ---------------------------
          Increase in shares outstanding                                 3,870              2,998
                                                                      ===========================

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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USAA VIRGINIA BOND FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Virginia Bond Fund (the Fund). The Fund's investment objective is to provide Virginia investors with a high level of interest income that is exempt from federal and Virginia state income taxes.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

27

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          (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

                Net realized gain (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                   2002              2001
                ----------------------------------------------------------------
                Tax-exempt income               $22,086,000       $21,495,000

                Long-term capital gains             --                 --

                As of March 31, 2002, the components of net assets on a tax basis were as follows:

                Undistributed tax-exempt income                   $   562,000

                Accumulated net realized loss on investments       (5,318,000)

                Net unrealized appreciation of investments          9,410,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

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          (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $62,000.

            E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to avail-ability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrow-ings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agree-ments during the year ended March 31, 2002.

29

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          (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $5,318,000, which, if not offset by subsequent capital gains, will expire between 2008 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $155,304,000 and $116,244,000, respectively.

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $448,599,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2002, for federal income tax purposes, were $13,226,000 and $3,816,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market Funds combined, which on an annual basis is

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          (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

                equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets.

                Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt
                Funds Index, which tracks the total return performance of the top 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

31

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          (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

                the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/-  0.20% to 0.50%            +/-  0.04%
+/-  0.51% to 1.00%            +/-  0.05%
+/- 1.01% and greater          +/-  0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly, at an annualized rate of 0.15% of the Fund's monthly average net assets.

            C.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund' s shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affi liated directors or Fund officers received any compensation from the Fund.

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          (continued)

USAA VIRGINIA BOND FUND
MARCH 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MARCH 31,
                                             -------------------------------------------------------------------------
                                                 2002              2001            2000            1999           1998
                                             -------------------------------------------------------------------------
Net asset value at
       beginning of period                   $  11.29          $  10.69        $  11.52      $    11.49       $  10.92
                                             -------------------------------------------------------------------------
Income from investment operations:
       Net investment income                      .55               .59             .59             .60            .62
       Net realized and
           unrealized gain (loss)                (.21)              .60            (.83)            .03            .57
                                             -------------------------------------------------------------------------
Total from investment operations                  .34              1.19            (.24)            .63           1.19
                                             -------------------------------------------------------------------------
Less distributions:
       From net investment income                (.55)             (.59)           (.59)           (.60)          (.62)
                                             -------------------------------------------------------------------------
Net asset value at end of period             $  11.08          $  11.29        $  10.69        $  11.52       $  11.49
                                             =========================================================================
Total return (%)*                                3.02             11.45           (2.00)           5.62          11.13
Net assets at end of period (000)            $466,718          $432,047        $377,216        $402,352       $346,246
Ratio of expenses to
       average net assets (%)                     .52(a)            .43             .43             .43            .44
Ratio of net investment income to
       average net assets (%)                    4.86              5.38            5.45            5.22           5.48
Portfolio turnover (%)                          35.06             30.28           24.60           10.55          14.24

    * Assumes reinvestment of all dividend income distributions during the period.
  (a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.

33

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively. David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                * FOR SIMPLICITY THROUGHT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

D I R E C T O R S '
===================-------------------------------------------------------------

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------
                ROBERT G. DAVIS(2)
                Director and Chairman of the Board of Directors
                Born: November 1946

                President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                CHRISTOPHER W. CLAUS(2)
                Director, President, and Vice Chairman of the Board of Directors
                Born: December 1960

                President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); VicePresident, Investment Sales and Service,
                IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                DAVID G. PEEBLES(4)
                Director and Vice President
                Born: October 1939

                Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

35

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                BARBARA B. DREEBEN(3,4,5,6)
                Director
                Born: June 1945

                President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                ROBERT L. MASON, PH.D.(3,4,5,6)
                Director
                Born: July 1946

                Institute Analyst, Southwest Research Institute, (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                MICHAEL F. REIMHERR(3,4,5,6)
                Director
                Born: August 1945

                President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                LAURA T. STARKS, PH.D.(3, 4, 5,6)
                Director
                Born: February 1950

                Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                Director
                Born: July 1943

                Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED " INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                (2) MEMBER OF EXECUTIVE COMMITTEE

                (3) MEMBER OF AUDIT COMMITTEE

                (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                    USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

37

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                KENNETH E. WILLMANN
                Vice President
                Born: August 1946

                Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                MICHAEL D. WAGNER
                Secretary
                Born: July 1948

                Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                MARK S. HOWARD
                Assistant Secretary
                Born: October 1963

                Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                DAVID M. HOLMES
                Treasurer
                Born: June 1960

                Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                ROBERTO GALINDO, JR.
                Assistant Treasurer
                Born: November 1960

                Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

39

N O T E S
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

                  TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

            ADMINISTRATOR,      USAA Investment Management Company
       INVESTMENT ADVISER,      9800 Fredericksburg Road
              UNDERWRITER,      San Antonio, Texas 78288
           AND DISTRIBUTOR

            TRANSFER AGENT      USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                 CUSTODIAN      State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

      INDEPENDENT AUDITORS      KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                 TELEPHONE      Call toll free - Central Time
          ASSISTANCE HOURS      Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

            FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
         INFORMATION ABOUT      For account servicing, exchanges,
              MUTUAL FUNDS      or redemptions
                                1-800-531-8448, in San Antonio 456-7202

           RECORDED MUTUAL      24-hour service (from any phone)
         FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

               MUTUAL FUND      (from touch-tone phones only)
         USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

           INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCHAS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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